Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense	$ 4,372	$ 182,525
Amortization of debt discount		492,430
$550k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense	2,351	62,775
Amortization of debt discount
$50k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense	219	4,986
Amortization of debt discount
$111k Note - May 2017 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense	333	(909)
Amortization of debt discount
$357.5k Note - April 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense	1,469	37,950
Amortization of debt discount
$154k Note - June 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		46
Amortization of debt discount		1,093
$67.9k Note - July 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		707
Amortization of debt discount		7,252
$67.9k Note II - July 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		177
Amortization of debt discount		2,813
$78k Note III - July 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		492
Amortization of debt discount		6,208
$230k Note - July 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,041
Amortization of debt discount		58,527
$108.9k Note - August 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		2,564
Amortization of debt discount		21,038
$142.5k Note - October 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		12,882
Amortization of debt discount		92,663
$103k Note V - October 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		2,653
Amortization of debt discount		29,143
$108.9k Note II - October 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,970
Amortization of debt discount		33,205
$128.5k Note - October 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		5,149
Amortization of debt discount		51,705
$103k Note VI - November 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,527
Amortization of debt discount		39,450
$78.8k Note II - December 2019 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,344
Amortization of debt discount		27,111
$131.3k Note - January 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		6,545
Amortization of debt discount		16,205
$78k Note IV - January 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,975
Amortization of debt discount		14,955
$157.5k Note - March 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		7,681
Amortization of debt discount		20,044
$157.5k Note II - April 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		6,688
Amortization of debt discount		21,436
$135k Note - April 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		5,585
Amortization of debt discount		17,718
$83k Note II - April 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		3,752
Amortization of debt discount		13,767
$128k Note - April 2020 [Member]
Convertible Notes Payable (Details) - Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding [Line Items]
Interest expense		4,945
Amortization of debt discount		$ 18,097